INCOME AND EXPENSES ITEMS - Summary of Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain on disposal of investment property	$ 271	$ 0	$ 0
Gain on disposal of assets classified as held for sale	240	0	0
Gain on disposal of property, plant, and equipment	132	318	239
Rental income	254	179	199
Reversal of allowance for other receivable	0	0	80
Reversal of allowance for trade receivables for related parties	1	0	11
Reversal of allowance for trade receivable	0	0	0
Other operating income – others	129	90	285
Other operating income	$ 1,027	$ 587	$ 814